UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-01241
Investment Company Act File Number
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
November 30, 2008
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Certifications

Item 1. Schedule of Investments

EatonVance Multi-Cap Growth Fund as of November 30, 2008 (Unaudited)
Eaton Vance Multi-Cap Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2008, the value of the Fund’s investment in the Portfolio was $135,407,282 and the Fund owned 98.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Multi-Cap Growth Portfolio	as of November 30, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 88.4%

Security	Shares	Value

Aerospace & Defense — 2.5%
BE Aerospace, Inc. (1)	318,000	$2,601,240
Goodrich Corp.	25,000	841,250

		$3,442,490

Airlines — 1.5%
AMR Corp. (1) (2)	166,000	$1,457,480
UAL Corp. (2)	53,000	596,250

		$2,053,730

Beverages — 1.8%
Central European Distribution Corp. (1)	11,717	$276,990
Heckmann Corp. (1) (2)	363,200	2,248,208

		$2,525,198

Biotechnology — 2.8%
Genzyme Corp. (1)	59,500	$3,809,190

		$3,809,190

Capital Markets — 2.0%
Aberdeen Asset Management PLC	110,825	$154,069
MF Global, Ltd. (1) (2)	984,500	2,579,390

		$2,733,459

Chemicals — 9.0%
Innophos Holdings, Inc.	106,654	$1,757,658
Lubrizol Corp.	65,000	2,282,800
Monsanto Co.	14,681	1,162,735
NewMarket Corp.	54,000	1,807,920
Potash Corp. of Saskatchewan, Inc.	53,208	3,279,741
Syngenta AG	11,000	1,976,412

		$12,267,266

Commercial Banks — 2.4%
First Horizon National Corp.	99	$1,058
Wells Fargo & Co.	115,800	3,345,462

		$3,346,520

Communications Equipment — 3.2%
Polycom, Inc. (1)	89,200	$1,679,636
Research In Motion, Ltd. (1)	63,939	2,715,489

		$4,395,125

Computers & Peripherals — 1.0%
Apple, Inc. (1)	15,500	$1,436,385

		$1,436,385

Construction & Engineering — 5.1%
Chicago Bridge & Iron Co. NV (2)	300,000	$3,051,000
Granite Construction, Inc. (2)	58,000	2,487,620
Jacobs Engineering Group, Inc. (1)	29,783	1,333,385
Perini Corp. (1)	4,223	80,871

		$6,952,876

1

Security	Shares	Value

Consumer Finance — 2.9%
SLM Corp. (1) (2)	428,531	$3,946,771

		$3,946,771

Diversified Consumer Services — 2.5%
H&R Block, Inc.	176,800	$3,382,184

		$3,382,184

Diversified Financial Services — 1.9%
IntercontinentalExchange, Inc. (1)	35,100	$2,583,360

		$2,583,360

Electrical Equipment — 1.2%
GrafTech International, Ltd. (1)	239,008	$1,598,964

		$1,598,964

Energy Equipment & Services — 1.8%
Pride International, Inc. (1)	149,559	$2,424,351

		$2,424,351

Health Care Equipment & Supplies — 2.1%
American Medical Systems Holdings, Inc. (1) (2)	102,800	$904,640
Cooper Cos., Inc. (The)	166	2,224
Kinetic Concepts, Inc. (1) (2)	22,292	482,399
Thoratec Corp. (1)	59,200	1,481,776

		$2,871,039

Health Care Providers & Services — 1.1%
DaVita, Inc. (1)	29,600	$1,487,400

		$1,487,400

Industrial Conglomerates — 0.9%
Textron, Inc.	77,000	$1,172,710

		$1,172,710

Insurance — 6.3%
Allied World Assurance Holdings, Ltd., Bermuda	49,000	$1,732,640
Fairfax Financial Holdings, Ltd. (2)	3,300	943,800
Fidelity National Financial, Inc., Class A	136,100	1,678,113
First American Corp.	32,615	783,412
HCC Insurance Holdings, Inc.	41,000	955,710
MetLife, Inc.	85,600	2,461,856

		$8,555,531

Internet & Catalog Retail — 2.8%
Priceline.com, Inc. (1) (2)	55,500	$3,829,500

		$3,829,500

Internet Software & Services — 2.6%
Equinix, Inc. (1) (2)	79,100	$3,591,931

		$3,591,931

IT Services — 7.6%
Cognizant Technology Solutions Corp. (1)	162,200	$3,114,240
Euronet Worldwide, Inc. (1)	143,000	1,219,790
MasterCard, Inc., Class A (2)	22,200	3,225,660
Satyam Computer Services, Ltd., ADR (2)	215,942	2,748,942
Wright Express Corp. (1)	11,000	125,180

		$10,433,812

Media — 2.0%
Central European Media Enterprises, Ltd., Class A (1) (2)	33,449	$514,111
Liberty Entertainment, Series A (1)	190,000	2,255,300

		$2,769,411

2

Security	Shares	Value

Multiline Retail — 1.3%
Big Lots, Inc. (1) (2)	101,100	$1,771,272

		$1,771,272

Oil, Gas & Consumable Fuels — 5.7%
Goodrich Petroleum Corp. (1) (2)	91,612	$3,304,445
Paladin Energy, Ltd. (1)	940,000	1,552,530
Petrohawk Energy Corp. (1)	171,500	2,996,105

		$7,853,080

Pharmaceuticals — 0.4%
Perrigo Co.	16,800	$578,088

		$578,088

Real Estate Investment Trusts (REITs) — 2.9%
Annaly Capital Management, Inc.	254,084	$3,651,187
Chimera Investment Corp.	92,257	274,926

		$3,926,113

Road & Rail — 0.3%
Werner Enterprises, Inc. (2)	20,000	$347,600

		$347,600

Semiconductors & Semiconductor Equipment — 1.9%
Atheros Communications, Inc. (1)	39,700	$579,620
Cypress Semiconductor Corp. (1) (2)	560,000	2,088,800

		$2,668,420

Software — 0.6%
Check Point Software Technologies, Ltd. (1)	42,900	$884,169

		$884,169

Specialty Retail — 2.5%
Advance Auto Parts, Inc.	82,298	$2,498,567
GameStop Corp., Class A (1)	42,543	929,565

		$3,428,132

Textiles, Apparel & Luxury Goods — 2.9%
Gildan Activewear, Inc. (1) (2)	236,800	$4,035,072

		$4,035,072

Water Utilities — 2.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (2)	128,436	$2,686,881

		$2,686,881

Wireless Telecommunication Services — 0.9%
Crown Castle International Corp. (1)	91,000	$1,280,370

		$1,280,370

Total Common Stocks (identified cost $143,975,703)		$121,068,400

Investment Funds — 4.1%

Security	Shares	Value

Capital Markets — 4.1%
SPDR Trust Series 1	62,000	$5,576,900

		$5,576,900

Total Investment Funds (identified cost $5,287,357)		$5,576,900

3

Short-Term Investments — 38.3%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.99% (3)	$14,751	$14,751,282
Eaton Vance Cash Collateral Fund, LLC, 2.12% (3) (4)	37,644	37,644,488

Total Short-Term Investments (identified cost $52,563,724)		$52,395,770

Total Investments — 130.8% (identified cost $201,826,784)		$179,041,070

Other Assets, Less Liabilities — (30.8)%		$(42,180,958)

Net Assets — 100.0%		$136,860,112

ADR	—	American Depository Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at November 30, 2008.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2008. For the fiscal year to date ended November 30, 2008, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from investments in the Eaton Vance Cash Collateral Fund, LLC was $436,356, and net income allocated from the investment in Cash Management Portfolio was $39,204.

(4)		The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan at November 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities plus realized and unrealized losses, if any, on the amount invested. As of November 30, 2008, the Portfolio loaned securities having a market value of $34,981,720 and received $37,623,864 of cash collateral for the loans. At November 30, 2008, the investment in Eaton Vance Cash Collateral Fund, LLC also includes $462,310 of cash collateral received on security loans that were terminated with the counterparty, for which the repayment obligations were settled by the Portfolio using other available cash.

4

The Portfolio did not have any open financial instruments at November 30, 2008.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$204,086,934

Gross unrealized appreciation	$2,383,236
Gross unrealized depreciation	(27,429,100)

Net unrealized depreciation	$(25,045,864)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$124,514,819
Level 2	Other Significant Observable Inputs	54,526,251
Level 3	Significant Unobservable Inputs	—

Total		$179,041,070

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research and Eaton Vance Management, respectively. Cash Management and Cash Collateral Fund normally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management and Cash Collateral Fund may value their investment securities based on available market quotations provided by a pricing service. At November 30, 2008, Cash Collateral Fund valued its investments based on available market quotations.
For information on the Portfolio’s policy regarding the valuation of other investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Greater China Growth Fund as of November 30, 2008 (Unaudited)
Eaton Vance Greater China Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Greater China Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2008, the value of the Fund’s investment in the Portfolio was $160,298,770 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater China Growth Portfolio	as of November 30, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 93.4%

Security	Shares	Value

China — 53.3%

Chemicals — 0.8%
China BlueChemical., Ltd., Class H	3,364,000	$1,246,488

		$1,246,488

Commercial Banks — 7.4%
China Construction Bank — Class H	8,932,000	$4,745,219
Industrial and Commercial Bank of China, Ltd., Class H	14,461,000	7,138,649

		$11,883,868

Construction & Engineering — 1.5%
China Communications Construction Co., Ltd., Class H	2,250,000	$2,470,642

		$2,470,642

Containers & Packaging — 1.2%
AMVIG Holdings, Ltd.	4,414,000	$1,899,949

		$1,899,949

Diversified Consumer Services — 3.5%
New Oriental Education & Technology Group, Inc. ADR (1)	109,800	$5,666,778

		$5,666,778

Diversified Telecommunication Services — 2.5%
China Communications Services Corp., Ltd., Class H	5,340,000	$3,246,538
China Unicom (Hong Kong), Ltd.	646,000	798,181

		$4,044,719

Electrical Equipment — 2.5%
China High Speed Transmission Equipment Group Co., Ltd.	1,530,000	$1,214,285
Shanghai Electric Group Co., Ltd., Class H (1)	7,966,000	2,872,828

		$4,087,113

Energy Equipment & Services — 1.0%
China Oilfield Services, Ltd., Class H	2,772,000	$1,589,594

		$1,589,594

Health Care Equipment & Supplies — 1.6%
Mindray Medical International, Ltd. ADR	139,300	$2,518,544

		$2,518,544

Industrial-Conglomerates — 1.0%
Beijing Enterprises Holdings, Ltd.	440,500	$1,562,178

		$1,562,178

Insurance — 4.6%
China Insurance International Holdings Co., Ltd.	1,502,000	$1,732,438
China Life Insurance Co., Ltd., Class H	2,168,000	5,596,722

		$7,329,160

Internet Software & Services — 4.5%
NetEase.com, Inc. ADR (1)	123,800	$2,277,920

Tencent Holdings, Ltd.	888,600	4,887,976

		$7,165,896

1

Security	Shares	Value
Machinery — 0.7%
China South Locomotive and Rolling Stock Corp., Class H (1)	2,833,000	$1,191,665

		$1,191,665

Multiline Retail — 1.7%
Parkson Retail Group, Ltd.	2,874,500	$2,676,428

		$2,676,428

Oil, Gas & Consumable Fuels — 5.7%
China Shenhua Energy Co., Ltd. — Class H	1,195,000	$2,263,267
CNOOC, Ltd.	4,873,000	3,995,291
PetroChina Co., Ltd., Class H	3,514,000	2,906,166

		$9,164,724

Real Estate Management & Development — 2.2%
China Overseas Land & Investment, Ltd.	2,126,000	$2,778,725
Guangzhou R&F Properties Co., Ltd. — Class H	1,165,200	726,785

		$3,505,510

Transportation Infrastructure — 1.7%
China Merchants Holdings International Co., Ltd.	1,392,000	$2,666,528

		$2,666,528

Wireless Telecommunication Services — 9.2%
China Mobile, Ltd.	1,614,000	$14,822,271

		$14,822,271

Total China
(identified cost $103,338,100)		$85,492,055

Hong Kong — 22.2%

Chemicals — 2.2%
Huabao International Holdings, Ltd.	5,740,000	$3,601,674

		$3,601,674

Commercial Banks — 1.9%
Hang Seng Bank, Ltd.	234,500	$3,009,751

		$3,009,751

Distributors — 3.0%
Integrated Distribution Services Group, Ltd.	2,551,000	$2,119,288
Li & Fung, Ltd.	1,424,000	2,623,076

		$4,742,364

Diversified Financial Services — 1.3%
Hong Kong Exchanges and Clearing, Ltd.	268,300	$2,127,472

		$2,127,472

Electric Utilities — 2.4%
CLP Holdings, Ltd.	534,000	$3,801,454

		$3,801,454

Real Estate Management & Development — 6.8%
Cheung Kong Holdings, Ltd.	574,000	$5,444,124
Sun Hung Kai Properties, Ltd.	308,000	2,458,279
Swire Pacific, Ltd. — Class A	455,000	3,064,354

		$10,966,757

Specialty Retail — 1.4%
Esprit Holdings, Ltd.	464,500	$2,202,962

		$2,202,962

Textiles, Apparel & Luxury Goods — 1.5%
Ports Design, Ltd.	2,191,500	$2,475,890

		$2,475,890

Transportation Infrastructure — 1.7%
Hopewell Holdings, Ltd.	1,011,000	$2,647,859

		$2,647,859

Total Hong Kong
(identified cost $49,394,447)		$35,576,183

2

Security	Shares	Value
Taiwan — 17.9%

Chemicals — 1.6%
Taiwan Fertilizer Co., Ltd.	1,744,000	$2,542,975

		$2,542,975

Computers & Peripherals — 1.0%
Asustek Computer, Inc.	1,407,613	$1,613,918

		$1,613,918

Diversified Telecommunication Services — 3.4%
Chunghwa Telecom Co., Ltd.	3,450,920	$5,451,052

		$5,451,052

Electronic Equipment, Instruments & Components — 1.6%
Hon Hai Precision Industry Co., Ltd.	1,343,882	$2,616,348

		$2,616,348

Food & Staples Retailing — 2.1%
President Chain Store Corp.	1,454,000	$3,426,818

		$3,426,818

Hotels, Restaurants & Leisure — 1.4%
Formosa International Hotels Corp.	289,978	$2,185,427

		$2,185,427

Insurance — 1.4%
Cathay Financial Holding Co., Ltd.	2,088,228	$2,177,565

		$2,177,565

Semiconductors & Semiconductor Equipment — 5.4%
MediaTek, Inc.	288,199	$1,933,837
Taiwan Semiconductor Manufacturing Co., Ltd.	5,403,819	6,741,116

		$8,674,953

Total Taiwan
(identified cost $45,910,209)		$28,689,056

Total Common Stocks
(identified cost $198,642,756)		$149,757,294

Total Investments — 93.4%
(identified cost $198,642,756)		$149,757,294

Other Assets, Less Liabilities — 6.6%		$10,541,700

Net Assets — 100.0%		$160,298,994

ADR	—	American Depository Receipt

(1)		Non-income producing security.

3

The Portfolio did not have any open financial instruments at November 30, 2008.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$198,642,756

Gross unrealized appreciation	$7,833,385
Gross unrealized depreciation	(56,718,847)

Net unrealized depreciation	$(48,885,462)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$11,654,907
Level 2	Other Significant Observable Inputs	138,102,387
Level 3	Significant Unobservable Inputs	—

Total		$149,757,294

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Global Growth Fund as of November 30, 2008 (Unaudited)
Eaton Vance Global Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Global Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2008, the value of the Fund’s investment in the Portfolio was $48,751,216 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Growth Portfolio	as of November 30, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 90.3%

Security	Shares	Value

Aerospace & Defense — 1.2%
BE Aerospace, Inc. (1)	56,000	$458,080
Goodrich Corp.	4,300	144,695

		$602,775

Airlines — 0.7%
AMR Corp. (1)(2)	29,000	$254,620
UAL Corp.	9,400	105,750

		$360,370

Automobiles — 1.3%
Honda Motor Co., Ltd.	14,000	$314,553
Toyota Motor Corp.	10,000	321,638

		$636,191

Beverages — 5.2%
Central European Distribution Corp. (1)	2,055	$48,580
Diageo PLC ADR	18,600	1,048,482
Fomento Economico Mexicano SA de C.V. ADR	22,000	605,220
Foster’s Group, Ltd.	83,800	300,755
Heckmann Corp. (1)(2)	60,000	371,400
Heineken Holding N.V.	6,500	168,672

		$2,543,109

Capital Markets — 1.5%
Aberdeen Asset Management PLC	18,275	$25,406
MF Global, Ltd. (1)(2)	277,000	725,740

		$751,146

Chemicals — 7.1%
Agrium, Inc.	12,000	$377,040
BASF SE ADR	7,000	222,600
Innophos Holdings, Inc.	18,391	303,084
Lubrizol Corp.	13,300	467,096
NewMarket Corp.	11,000	368,280
Potash Corp. of Saskatchewan, Inc.	21,483	1,324,212
Syngenta AG	1,600	287,478
Zoltek Cos., Inc. (1)(2)	12,933	104,111

		$3,453,901

Commercial Banks — 6.0%
Banco Bilbao Vizcaya Argentaria SA ADR	12,000	$124,440
Banco Santander Central Hispano SA ADR (2)	71,000	594,270
Barclays PLC ADR	10,400	117,000
BNP Paribas SA	4,500	249,055
BOC Hong Kong Holdings, Ltd.	189,000	219,375
Boston Private Financial Holdings, Inc.	2,786	19,251
DBS Group Holdings, Ltd.	63,000	395,444
Grupo Financiero Banorte SAB de C.V.	63,000	99,126
Mitsubishi UFJ Financial Group, Inc.	94,000	523,778
Wells Fargo & Co.	20,300	586,467

		$2,928,206

Security	Shares	Value

Communications Equipment — 1.5%
Nokia Oyj ADR	13,000	$184,210
Research In Motion, Ltd. (1)	8,326	353,605
Riverbed Technology, Inc. (1)	23,200	217,848

		$755,663

Computers & Peripherals — 0.8%
Apple, Inc. (1)	4,400	$407,748

		$407,748

Construction & Engineering — 2.2%
Chicago Bridge & Iron Co. NV (2)	25,000	$254,250
Granite Construction, Inc. (2)	10,200	437,478
Jacobs Engineering Group, Inc. (1)	5,144	230,297
Perini Corp. (1)	737	14,114
Vinci SA	4,000	161,211

		$1,097,350

Consumer Finance — 0.9%
SLM Corp. (1)(2)	48,745	$448,941

		$448,941

Diversified Consumer Services — 1.3%
H&R Block, Inc.	32,000	$612,160

		$612,160

Diversified Financial Services — 1.6%
ING Groep N.V. ADR	35,800	$300,004
IntercontinentalExchange, Inc. (1)	6,200	456,320

		$756,324

Diversified Telecommunication Services — 5.4%
Deutsche Telekom AG	19,000	$262,548
France Telecom SA ADR	39,000	1,003,470
Koninklijke KPN N.V.	54,000	744,906
Telefonica SA	30,000	607,228

		$2,618,152

Electric Utilities — 1.7%
E.ON AG ADR (2)	14,600	$508,810
Scottish and Southern Energy PLC	19,000	322,511

		$831,321

Electrical Equipment — 2.7%
ABB, Ltd. ADR	31,600	$408,588
Energy Conversion Devices, Inc. (1)(2)	10,700	299,386
First Solar, Inc. (1)(2)	4,000	499,360
GrafTech International, Ltd. (1)	15,420	103,160

		$1,310,494

Energy Equipment & Services — 1.3%
Acergy SA ADR	38,500	$220,220
Pride International, Inc. (1)	24,118	390,953

		$611,173

Food Products — 3.2%
Nestle SA	29,000	$1,049,754
Unilever PLC	21,800	499,431

		$1,549,185

Health Care Equipment & Supplies — 1.6%
American Medical Systems Holdings, Inc. (1)(2)	19,000	$167,200
Kinetic Concepts, Inc. (1)(2)	3,933	85,110
Thoratec Corp. (1)	22,000	550,660

		$802,970

Security	Shares	Value

Health Care Providers & Services — 1.1%
DaVita, Inc. (1)	5,400	$271,350
Fresenius Medical Care AG & Co. KGaA	6,400	278,387

		$549,737

Household Durables — 0.4%
Desarrolladora Homex SA de CV, ADR (1)	11,000	$177,320

		$177,320

Industrial Conglomerates — 1.3%
Keppel Corp., Ltd.	160,000	$449,276
Textron, Inc.	13,000	197,990

		$647,266

Insurance — 4.8%
Allied World Assurance Holdings, Ltd./Bermuda	8,200	$289,952
AXA SA ADR (2)	23,700	448,167
Fairfax Financial Holdings, Ltd. (2)	600	171,600
Fidelity National Financial, Inc., Class A	24,000	295,920
First American Corp.	5,672	136,241
LandAmerica Financial Group (2)	2,991	299
MetLife, Inc.	15,000	431,400
Muenchener Rueckversicherungs-Gesellschaft AG	2,500	339,304
Tokio Marine Holdings, Inc.	9,200	223,419

		$2,336,302

Internet Software & Services — 2.1%
Ariba, Inc. (1)(2)	47,588	$383,083
Equinix, Inc. (1)	13,900	631,199

		$1,014,282

IT Services — 1.1%
Cognizant Technology Solutions Corp. (1)	15,000	$288,000
Satyam Computer Services, Ltd., ADR (2)	19,000	241,870
Wright Express Corp. (1)	2,000	22,760

		$552,630

Media — 1.0%
Central European Media Enterprises, Ltd., Class A (1)(2)	5,865	$90,145
Liberty Entertainment, Series A (1)	33,000	391,710

		$481,855

Metals & Mining — 1.5%
Anglo American PLC ADR	19,110	$227,982
Companhia Vale do Rio Doce ADR	28,000	304,920
Rio Tinto PLC ADR (2)	1,800	180,000

		$712,902

Multiline Retail — 0.6%
Big Lots, Inc. (1)(2)	18,100	$317,112

		$317,112

Multi-Utilities — 2.7%
National Grid PLC	50,000	$520,311
RWE AG	7,400	620,482
Veolia Environnement	7,800	195,223

		$1,336,016

Oil, Gas & Consumable Fuels — 6.0%
Goodrich Petroleum Corp. (1)(2)	13,543	$488,496
Paladin Energy, Ltd. (1)	165,000	272,519
Petrohawk Energy Corp. (1)	32,500	567,775
Petroleo Brasileiro SA ADR	24,000	426,720
StatoilHydro ASA ADR	13,495	229,685
Total SA ADR	18,000	949,500

		$2,934,695

Security	Shares	Value

Pharmaceuticals — 7.1%
AstraZeneca PLC ADR (2)	15,800	$596,134
GlaxoSmithKline PLC ADR	6,900	237,636
Novartis AG ADR	25,900	1,215,228
Perrigo Co.	4,000	137,640
Roche Holding AG	2,900	406,056
Sanofi-Aventis SA	11,000	607,339
Shionogi & Co., Ltd.	11,000	241,121

		$3,441,154

Real Estate Investment Trusts (REITs) — 0.1%
Chimera Investment Corp. REIT	15,825	$47,159

		$47,159

Semiconductors & Semiconductor Equipment — 1.4%
Atheros Communications, Inc. (1)	19,900	$290,540
Cypress Semiconductor Corp. (1)(2)	74,146	276,565
Tessera Technologies, Inc. (1)	6,220	114,324

		$681,429

Software — 3.8%
Check Point Software Technologies, Ltd. (1)	22,000	$453,420
Concur Technologies, Inc. (1)	17,300	474,885
Nintendo Co., Ltd.	3,000	935,846

		$1,864,151

Specialty Retail — 0.8%
Advance Auto Parts, Inc.	12,388	$376,100

		$376,100

Textiles, Apparel & Luxury Goods — 1.5%
Gildan Activewear, Inc. (1)(2)	42,500	$724,200

		$724,200

Tobacco — 1.7%
British American Tobacco PLC	31,000	$809,675

		$809,675

Trading Companies & Distributors — 0.8%
Mitsubishi Corp.	30,000	$374,456

		$374,456

Water Utilities — 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (2)	22,425	$469,131

		$469,131

Wireless Telecommunication Services — 2.3%
Crown Castle International Corp. (1)	16,000	$225,120
Turkcell Iletisim Hizmetleri AS ADR	47,000	647,660
Vodafone Group PLC ADR	11,500	225,170

		$1,097,950

Total Common Stocks (identified cost $59,722,377)		$44,022,701

Investment Funds — 2.0%

Security	Shares	Value

Capital Markets — 2.0%
SPDR Trust Series 1	10,500	$944,475

		$944,475

Security	Shares	Value

Total Investment Funds (identified cost $877,950)		$944,475

Short-Term Investments — 26.3%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.99% (3)	$4,259	$4,258,696
Eaton Vance Cash Collateral Fund, LLC, 2.12% (3)(4)	8,574	8,573,896

Total Short-Term Investments (identified cost $12,836,962)		$12,832,592

Total Investments — 118.6% (identified cost $73,437,289)		$57,799,768

Other Assets, Less Liabilities — (18.6)%		$(9,048,411)

Net Assets — 100.0%		$48,751,357

ADR	—	American Depository Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at November 30, 2008.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2008. For the fiscal year to date ended November 30, 2008, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from investments in the Eaton Vance Cash Collateral Fund, LLC was $92,693 and net income allocated from the investment in Cash Management Portfolio was $8,530.

(4)		The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan at November 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities plus realized and unrealized losses, if any, on the amount invested. As of November 30, 2008, the Portfolio loaned securities having a market value of $8,002,416 and received $8,569,337 of cash collateral for the loans. At November 30, 2008, the investment in Eaton Vance Cash Collateral Fund, LLC also includes $54,572 of cash collateral received on security loans that were terminated with the counterparty, for which the repayment obligations were settled by the Portfolio using other available cash.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	31.7%	$15,462,291
United Kingdom	9.9	4,809,739
France	7.4	3,613,965
Switzerland	6.9	3,367,104
Canada	6.1	2,950,657
Japan	6.0	2,934,811
Germany	4.6	2,232,131
Netherlands	3.0	1,467,832
Spain	2.7	1,325,938
Brazil	2.5	1,200,771
Bermuda	2.3	1,105,837
Mexico	1.8	881,666
Singapore	1.7	844,720
Turkey	1.3	647,660
Australia	1.2	573,274
Israel	0.9	453,420
Norway	0.9	449,905
India	0.5	241,870
Hong Kong	0.5	219,375
Finland	0.4	184,210

Long-Term Investments	92.3%	$44,967,176
Short-Term Investments		$12,832,592

Total Investments		$57,799,768

The Portfolio did not have any open financial instruments at November 30, 2008.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$73,688,912

Gross unrealized appreciation	$802,029
Gross unrealized depreciation	(16,691,173)

Net unrealized depreciation	$(15,889,144)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$32,503,416
Level 2	Other Significant Observable Inputs	25,296,352
Level 3	Significant Unobservable Inputs	—

Total		$57,799,768

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research and Eaton Vance Management, respectively. Cash Management and Cash Collateral Fund normally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management and Cash Collateral Fund may value their investment securities based on available market quotations provided by a pricing service. At November 30, 2008, Cash Collateral Fund valued its investments based on available market quotations.
For information on the Portfolio’s policy regarding the valuation of other investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Worldwide Health Sciences Fund as of November 30 , 2008 (Unaudited)
Eaton Vance Worldwide Health Sciences Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2008, the value of the Fund’s investment in the Portfolio was $1,303,000,214 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio	as of November 30, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 98.68%

			Percentage of
Security	Shares	Value	Net Assets

Major Capitalization — Europe — 10.82% (1)
Alcon, Inc.	177,000	$14,122,830	1.08%
Merck KGaA Co.	368,000	30,767,678	2.36%
Novartis AG	1,234,400	57,571,472	4.42%
Shire PLC ADR	940,000	38,540,000	2.96%

		$141,001,980	10.82%

Major Capitalization — Far East — 4.20% (1)
Shionogi & Co., Ltd.	2,500,000	$54,800,167	4.21%

		$54,800,167	4.21%

Major Capitalization — North America — 50.22% (1)
Abbott Laboratories	990,000	$51,866,100	3.98%
Amgen, Inc. (2)	1,200,000	66,648,000	5.11%
Baxter International, Inc.	950,000	50,255,000	3.86%
Biogen Idec, Inc. (2)	1,259,400	53,285,214	4.09%
Bristol-Myers Squibb Co.	2,750,000	56,925,000	4.37%
Covidien, Ltd.	1,250,000	46,062,500	3.54%
Genentech, Inc. (2)	1,365,000	104,559,000	8.02%
Genzyme Corp. (2)	1,019,400	65,261,988	5.01%
Gilead Sciences, Inc. (2)	1,412,400	63,261,396	4.85%
Pfizer, Inc.	3,100,000	50,933,000	3.91%
Schering-Plough Corp.	2,692,200	45,255,882	3.47%

		$654,313,080	50.22%

Small & Mid Capitalization — Europe — 1.83% (1)
Elan Corp. PLC ADR (2)	3,800,000	$23,826,000	1.83%

		$23,826,000	1.83%

Small & Mid Capitalization — Far East — 2.54% (1)
Nichi-Iko Pharmaceutical Co., Ltd.	440,000	$11,241,562	0.86%
Sawai Pharmaceutical Co., Ltd.	260,000	11,065,267	0.85%
Towa Pharmaceutical Co., Ltd.	280,000	10,763,059	0.83%

		$33,069,888	2.54%

Small & Mid Capitalization — North America — 29.07% (1)
Align Technology, Inc. (2)	2,020,000	$14,140,000	1.09%
BioMarin Pharmaceutical, Inc. (2)	1,200,000	20,436,000	1.57%
Cubist Pharmaceuticals, Inc. (2)	1,135,000	27,875,600	2.14%
Exelixis, Inc. (2)	2,652,400	8,195,916	0.63%
Genomic Health, Inc. (2)	941,000	17,436,730	1.34%
Gen-Probe, Inc. (2)	1,215,200	44,780,120	3.44%
InterMune, Inc. (2)	1,165,700	13,417,207	1.03%
Masimo Corp. (2)	1,200,000	32,748,000	2.51%
Mylan Laboratories, Inc. (2)	3,121,800	29,376,138	2.25%
NPS Pharmaceuticals, Inc. (2)	3,149,500	19,337,930	1.48%
Onyx Pharmaceuticals, Inc. (2)	1,315,100	36,954,310	2.84%
OSI Pharmaceuticals, Inc. (2)	795,000	29,574,000	2.27%
Par Pharmaceutical Cos., Inc. (2)	877,200	10,228,152	0.78%
United Therapeutics Corp. (2)	525,800	28,829,614	2.21%
Vertex Pharmaceuticals, Inc. (2)	1,850,000	45,491,500	3.49%

		$378,821,217	29.07%

Total Common Stocks (identified cost $1,360,769,436)		$1,285,832,332

1

Call Options — 0.00%

	Number	Strike	Expiration		Percentage of
Description	of Contracts	Price	Date	Value	Net Assets

Small & Mid Capitalization — North
America — 0.00% (1)
Orchid Cellmark, Inc. (2)(3)	1,600	$21.7	7/24/2011	$16	0.00%
Orchid Cellmark, Inc. (2)(3)	649	23.5	7/24/2011	6	0.00%
Orchid Cellmark, Inc. (2)(3)	649	8.05	9/29/2011	39	0.00%

Total Call Options
(identified cost $0)				$61

Short-Term Investments — 1.09%

	Interest		Percentage of
Description	(000’s omitted)	Value	Net Assets

Cash Management Portfolio, 0.99% (4)	14,119	$14,118,693	1.09%

Total Short-Term Investments
(identified cost $14,118,693)		$14,118,693

Total Investments (identified cost $1,374,888,129)		$1,299,951,086	99.77%

Other Assets, Less Liabilities		$3,049,374	0.23%

Net Assets		$1,303,000,460	100.00%

ADR	—	American Depository Receipt

(1)		Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)		Non-income producing security.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2008. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended November 30, 2008 was $190,129.

2

The Portfolio did not have any open financial instruments at November 30, 2008.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,374,807,304

Gross unrealized appreciation	$176,597,662
Gross unrealized depreciation	(251,453,880)

Net unrealized depreciation	$(74,856,218)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$1,140,390,805
Level 2	Other Significant Observable Inputs	159,560,220
Level 3	Significant Unobservable Inputs	61

Total		$1,299,951,086

The following is a reconclliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities

Balance as of August 31, 2008	$269
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(208)
Net purchases (sales)	—
Net transfers to (from) Level 3	—

Balance as of November 30, 2008	$61

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance Asian Small Companies Fund as of November 30, 2008 (Unaudited)
Eaton Vance Asian Small Companies Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2008, the value of the Fund’s investment in the Portfolio was $35,214,669 and the Fund owned 51.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Asian Small Companies Portfolio	as of November 30, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 97.1%

Security	Shares	Value

China — 23.5%

Computers & Peripherals — 1.8%
China Digital TV Holding Co., Ltd. ADR (1)	249,800	$1,226,518

		$1,226,518

Construction & Engineering — 1.2%
Midas Holdings, Ltd.	2,573,000	$813,772

		$813,772

Containers & Packaging — 3.7%
AMVIG Holdings, Ltd.	5,884,000	$2,532,691

		$2,532,691

Food Products — 9.9%
China Green Holdings, Ltd.	5,940,000	$3,888,561
Uni-President China Holdings, Ltd. (1)	6,016,000	1,372,369
Want Want China Holdings, Ltd.	3,811,000	1,552,656

		$6,813,586

Hotels, Restaurants & Leisure — 1.2%
Ajisen China Holdings, Ltd.	2,194,000	$847,207

		$847,207

Machinery — 1.7%
China Automation Group, Ltd.	7,516,000	$1,159,970

		$1,159,970

Personal Products — 1.2%
Beauty China Holdings, Ltd.	3,852,000	$852,586

		$852,586

Textiles, Apparel & Luxury Goods — 2.8%
China Eratat Sports Fashion, Ltd. (1)	12,765,000	$683,494
China Zaino International, Ltd. (1)	7,755,000	1,248,501

		$1,931,995

Total China (identified cost $28,431,525)		$16,178,325

Hong Kong — 13.9%

Chemicals — 4.3%
Huabao International Holdings, Ltd.	4,635,000	$2,908,320

		$2,908,320

Distributors — 1.8%
Integrated Distribution Services Group, Ltd.	1,011,000	$839,906
Xinyu Hengdeli Holdings, Ltd.	3,540,000	413,286

		$1,253,192

Hotels, Restaurants & Leisure — 5.7%
Cafe de Coral Holdings Ltd.	638,000	$1,070,800
Fairwood Holdings, Ltd.	4,169,500	2,859,245

		$3,930,045

Textiles, Apparel & Luxury Goods — 2.1%
Peace Mark Holdings, Ltd.	14,298,000	$664,152
Ports Design, Ltd.	688,000	777,281

		$1,441,433

Total Hong Kong (identified cost $12,157,444)		$9,532,990

1

Security	Shares	Value

India — 5.0%

Electrical Equipment — 0.7%
Crompton Greaves, Ltd.	198,650	$472,925

		$472,925

Food Products — 0.0%
Nestle India Ltd.	597	$16,799

		$16,799

Personal Products — 2.0%
Colgate-Palmolive (India) Ltd.	178,096	$1,381,622

		$1,381,622

Real Estate Management & Development — 0.9%
Indiabulls Real Estate Ltd.	331,220	$631,775

		$631,775

Software — 1.4%
ICSA India, Ltd.	255,389	$919,970

		$919,970

Total India (identified cost $5,586,095)		$3,423,091

Indonesia — 0.8%

Household Products — 0.8%
Unilever Indonesia Tbk PT	895,000	$575,346

		$575,346

Total Indonesia (identified cost $666,296)		$575,346

Malaysia — 6.4%

Food Products — 1.4%
Nestle Malaysia BHD	125,100	$949,427

		$949,427

Tobacco — 2.8%
British American Tobacco Malaysia BHD	155,200	$1,918,519

		$1,918,519

Wireless Telecommunication Services — 2.2%
Digi.Com BHD	270,700	$1,547,835

		$1,547,835

Total Malaysia (identified cost $4,577,098)		$4,415,781

Philippines — 0.3%

Wireless Telecommunication Services — 0.3%
Globe Telecom, Inc.	9,910	$167,765

		$167,765

Total Philippines (identified cost $155,197)		$167,765

Singapore — 19.0%

Air Freight & Logistics — 2.5%
Singapore Post, Ltd.	3,464,000	$1,749,044

		$1,749,044

Diversified Consumer Services — 4.9%
Raffles Education Corp., Ltd.	11,446,293	$3,372,242

		$3,372,242

2

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.5%
Venture Corp., Ltd.	364,000	$996,574

		$996,574

Food & Staples Retailing — 1.1%
Olam International, Ltd.	1,179,000	$739,175

		$739,175

IT Services — 3.4%
CSE Global, Ltd.	9,795,500	$2,371,726

		$2,371,726

Transportation Infrastructure — 2.0%
SIA Engineering Co., Ltd.	1,071,000	$1,343,074

		$1,343,074

Wireless Telecommunication Services — 3.6%
MobileOne, Ltd.	1,256,000	$1,054,631

StarHub, Ltd.	1,057,000	1,461,378

		$2,516,009

Total Singapore (identified cost $15,958,519)		$13,087,844

South Korea — 3.9%

Diversified Consumer Services — 1.8%
MegaStudy Co., Ltd.	12,150	$1,264,029

		$1,264,029

Media — 1.2%
Woongjin Thinkbig Co., Ltd.	96,190	$787,466

		$787,466

Pharmaceuticals — 0.9%
Daewoong Pharmaceutical Co., Ltd.	19,078	$622,739

		$622,739

Total South Korea (identified cost $5,362,151)		$2,674,234

Taiwan — 15.9%

Chemicals — 1.7%
Taiwan Fertilizer Co., Ltd.	792,000	$1,154,837

		$1,154,837

Commercial Banks — 4.1%
Ta Chong Bank Co., Ltd. (1)	17,060,000	$2,832,447

		$2,832,447

Diversified Telecommunication Services — 1.2%
Chunghwa Telecom Co., Ltd.	532,400	$840,976

		$840,976

Hotels, Restaurants & Leisure — 3.5%
Formosa International Hotels Corp.	322,300	$2,429,023

		$2,429,023

Textiles, Apparel & Luxury Goods — 5.4%
Ruentex Industries, Ltd.	6,861,000	$3,693,912

		$3,693,912

Total Taiwan (identified cost $20,506,525)		$10,951,195

Thailand — 8.4%

Beverages — 1.4%
Thai Beverage PCL	6,760,000	$942,981

		$942,981

Consumer Finance — 1.9%
Thanachart Capital Public Co., Ltd.	6,922,400	$1,325,421

		$1,325,421

3

Security	Shares	Value

Water Utilities — 3.7%
Thai Tap Water Supply PCL	23,078,600	$2,534,325

		$2,534,325

Wireless Telecommunication Services — 1.4%
Total Access Communication PCL	1,183,800	$1,006,230

		$1,006,230

Total Thailand (identified cost $8,955,994)		$5,808,957

Total Common Stocks (identified cost $102,356,844)		$66,815,528

Total Investments — 97.1% (identified cost $102,356,844)		$66,815,528

Other Assets, Less Liabilities — 2.9%		$2,018,845

Net Assets — 100.0%		$68,834,373

ADR	—	American Depository Receipt

(1)		Non-income producing security.

4

The Portfolio did not have any open financial instruments at November 30, 2008.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$102,356,844

Gross unrealized appreciation	$5,794,747
Gross unrealized depreciation	(41,336,063)

Net unrealized depreciation	$(35,541,316)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$7,041,921
Level 2	Other Significant Observable Inputs	59,773,607
Level 3	Significant Unobservable Inputs	—

Total		$66,815,528

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr. President

Date: January 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr. President

Date:	January 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell Treasurer

Date:	January 23, 2009